Net interest income (Tables)	6 Months Ended
Jun. 30, 2023
Net interest income
in	6M23	6M22
Net interest income (CHF million)
Loans	4,105	2,479
Investment securities	38	(12)
Trading assets, net of trading liabilities [1]	823	1,264
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,565	619
Other	2,107	335
Interest and dividend income	8,638	4,685
Deposits	(1,585)	(330)
Short-term borrowings	(1,264)	(28)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(481)	(240)
Long-term debt	(3,023)	(1,205)
Other	(486)	(197)
Interest expense	(6,839)	(2,000)
Net interest income	1,799	2,685
1 Interest and dividend income is presented on a net basis to align with the presentation of trading revenues for trading assets and liabilities.